Trade and other payables	12 Months Ended
Dec. 31, 2019
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Trade and other payables
14.	Trade and other payables

	December 31, 2019	December 31, 2018

Trade payables and accrued liabilities	$389,476	$395,883

Interest payable on long-term borrowings	9,814	10,906

Payable to related parties (Note 22)	65,903	51,490

Other	1,013	965

	$466,206	$459,244